NOTE 10 - DERIVATIVE LIABILITIES	9 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
NOTE 10 - DERIVATIVE LIABILITIES

NOTE 10 – DERIVATIVE LIABILITIES

On March 20, 2013 the Company entered into strategic financing agreements with several institutional investors that could provide the Company with up to $2.3 million of debt financing based upon the amount of conversions and redemptions. The transaction documents provide, among other things, that (i) the investors will receive five year warrants in an amount equal to 100% of the number of shares of our common stock the investors would receive if the Notes (defined below) were converted on March 13, 2013, at an exercise price of $0.50 per share, (ii) $1.950 million of the funds will deposited in one of our bank accounts but will be subject to a control account agreement which will provide that the Company can only withdraw funds from the account as the investors convert or redeem the Notes, (iii) the investors have demand and piggy-back registration rights for the shares of common stock underlying the warrants and Notes, (iv) the Notes will be secured by a first priority security interest in all of our assets, other than our patents, (v) each investor may not convert any Note or exercise any warrants if doing so will cause the investor to own more than 4.99% of our outstanding common stock at any time, although under certain circumstances they can each own up to 9.99% of our outstanding common stock, (vi) we paid $40,000 of the investors’ legal fees incurred with respect to this transaction, and (vii) for the next three years the investors have a right to participate in up to 50% of any of our future financings. The warrants and Notes contain standard anti-dilution provisions and the Securities Purchase Agreements contains standard covenants for a financing of this nature. In the event the Company acquires any subsidiaries while the Notes are outstanding, such subsidiaries will be obligated to guaranty the Notes and any other obligations we owe to the investors pursuant to the transaction documents.

On July 15, 2013 we entered into Amendment and Exchange Agreements with each of the existing holders of our Series A, B and C Senior Secured Convertible Notes and related warrants to purchase our common stock, which securities were originally issued pursuant to that certain Securities Purchase Agreement dated as of March 14, 2013 (“Securities Purchase Agreement”), by and among us and such holders.

Each Exchange Agreement provides for, among other things, that:

(i)	Various restrictive provisions of the Securities Purchase Agreement and the Class C Senior Secured Convertible Notes were either eliminated by amendment or waived;
(ii)	the related warrants, initially exercisable into an aggregate of 4,535,714 shares of Common Stock at an initial exercise price of $0.50, were exchanged for new warrants, initially exercisable into an aggregate of 4,535,714 shares of Common Stock at an initial exercise price of $1.00; and

(iii)	the Series A and B Senior Secured Convertible Notes, with an aggregate original principal amount of $1,950,000, were exchanged for an aggregate of 7 million shares of our common stock and the payment by the Company to such holders of an aggregate of approximately $1,951,400 (the remaining cash amount held in a control account pursuant to the terms and conditions of the Series A and B Senior Secured Convertible Notes)

The Company has determined that the conversion feature of the Note represent an embedded derivative since the Note is convertible into a variable number of shares upon conversion. Accordingly, the Note is not considered to be conventional debt under EITF 00-19 and the embedded conversion feature must be bifurcated from the debt host and accounted for as a derivative liability. Accordingly, the fair value of this derivative instrument has been recorded as a liability on the balance sheet with the corresponding amount recorded as a discount to the Note. Such discount will be accreted from the grant date to the maturity date of the Note. The change in the fair value of the derivative liability will be recorded in other income or expenses in the statement of operations at the end of each period, with the offset to the derivative liability on the balance sheet. The beneficial conversion feature included in the Note resulted in an initial debt discount of $450,000 and an initial loss on the valuation of derivative liabilities of $96,119 based on the initial fair value of the derivative liability of $546,119. The fair value of the embedded derivative liability was calculated at grant date utilizing the following assumptions:

Grant Date	Fair Value	Term (Years)	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
3/20/13	$546,119	3.0	$0.326	$0.465	238%	0.0038

At September 30, 2013, the Company revalued the embedded derivative liability. For the period from the grant date to September 30, 2013, the Company decreased the derivative liability of $546,119 by $186,992 resulting in a derivative liability of $359,127 at September 30, 2013.

The fair value of the embedded derivative liability was calculated at September 30, 2013 utilizing the following assumptions:

Fair Value	Term (Years)	Assumed Conversion Price	Volatility Percentage	Risk-free Rate
$359,127	2.47	$0.213	212%	0.0063

The carrying value of the Notes was $359,127 as of September 30, 2013. The Company recorded interest expense related to this note of $33,658 and amortization of the debt discount in the amount of $80,137 during the period ended September 30, 2013.